Pending Litigation	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Pending Litigation

Note 11 Pending Litigation

On October 25, 2012, JS Barkats PLLC filed a breach of contract action against the Company and a former officer, Aviram Malik in the Supreme Court of New York, for breach of contract relating to a funding transaction in June 2012.  The Complaint, which was apparently served on former management but was never answered or otherwise responded to by former management and which was never disclosed in our prior episodic filings, seeks to recover $45,395 in a cash finders ' fee allegedly due plus 2.5 percent of our issued and outstanding common stock as of the date the fee was earned, plus forfeiture of all of the common stock, warrants and options owned by Aviram Malik, individually.  As a result of the failure to respond to the action, the plaintiff has been awarded a default judgement which was entered on December 15, 2015 for a cash amount of $182,300 and 2.5% of the fully diluted common stock issued and outstanding of Adama Technologies Corporation which is currently valued at $32,885 for a total amount of $248,490 which has been recorded as judgement payable on the balance sheet.

There are no other known pending legal proceedings to which the Company is a party or in which any director, officer or affiliate of the Company, any owner of record or beneficially of more than 5% of any class of voting securities of the Company, or security holder is a party adverse to the Company or has a material interest adverse to the Company. The Company’s property is not the subject of any other pending legal proceedings.